Segment Reporting - Schedule of Information by Segment (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Schedule of Information by Segment [Line Items]
Revenues	$ 182,164,539	$ 23,434,647	$ 163,690,966	$ 136,447,442
Cost of revenues	(134,568,099)	(17,311,579)	(115,648,013)	(97,220,327)
Gross profit	47,596,440	6,123,068	48,042,953	39,227,115
Depreciation	1,902,005		1,943,260	2,253,593
Amortization of intangible assets	103,379	13,299	85,001	82,583
Amortization of operating lease ROU assets	1,237,500	$ 159,199	666,459	1,267,957
Total capital expenditures	8,902,234		1,410,226	2,298,000
Security-related engineering services [Member]
Schedule of Information by Segment [Line Items]
Revenues	106,954,121		98,121,636	77,244,502
Cost of revenues	(70,735,182)		(60,045,961)	(50,395,302)
Gross profit	36,218,939		38,075,675	26,849,200
Depreciation	1,872,255		1,894,344	2,098,789
Amortization of intangible assets	74,379		56,000	56,000
Amortization of operating lease ROU assets	431,989		94,291	429,835
Total capital expenditures	3,245,966		1,079,700	2,034,000
Security guarding and screening services [Member]
Schedule of Information by Segment [Line Items]
Revenues	75,210,418		65,569,330	59,202,940
Cost of revenues	(63,832,917)		(55,602,052)	(46,825,025)
Gross profit	11,377,501		9,967,278	12,377,915
Depreciation	29,750		48,916	154,804
Amortization of intangible assets	29,000		29,001	26,583
Amortization of operating lease ROU assets	805,511		572,168	838,122
Total capital expenditures	$ 5,656,268		$ 330,526	$ 264,000